IFRS 7 Disclosure - Market Risk - Structural Balance Sheet Interest Rate Sensitivity (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Hundred basis point increase [member]
Market Risk [Line Items]
Pre tax economic value sensitivity	$ (1,079.2)	$ (957.8)
Pre tax earnings sensitivity over the next twelve month	136.5	136.9
Hundred basis point decrease [member]
Market Risk [Line Items]
Pre tax economic value sensitivity	626.5	78.6
Pre tax earnings sensitivity over the next twelve month	$ (304.1)	$ (433.4)